ORDINARY SHARES	12 Months Ended
Dec. 31, 2018
ORDINARY SHARES
ORDINARY SHARES

16   ORDINARY SHARES

Upon incorporation in 2006, the Company issued 110,000,001 ordinary shares with a par value of US$0.00005 (RMB0.000404) each.

In June 2014, the Company issued 88,352,558 ordinary shares with a fair value of RMB472,945 to the shareholders of EDC Holding as part of the consideration to acquire EDC Holding.

In August 2014, the holder of the Bonds due 2015 exchanged principal amount of US$27,860 (RMB171,431) for 38,397,655 ordinary shares.

In connection with the issuance of Series C Shares, on August 13, 2014, the Company repurchased 18,762,292 ordinary shares from certain shareholders at US$1.0365 (RMB6.3779) per share, for a total consideration of US$19,448 (RMB119,664). Upon the repurchase, the Company cancelled such shares. The reason for the repurchase of the various series of preferred shares (note 14) and these ordinary shares was so that the Series C shareholder would hold no less than 40% of the Company’s issued share capital on a fully diluted basis.

In August 2016, the Company granted 877,400 fully vested restricted shares to its directors to settle a portion of its remuneration obligation to such directors (note 17).

On October 18, 2016, the Board approved the reclassification and redesignation of the Company's existing preferred shares and ordinary shares into Class A ordinary shares and Class B ordinary shares, whereby immediately prior to the completion of the Company's initial public offering, (i) all of the Company's then issued and outstanding preferred shares and ordinary shares were converted into an equal number of Class A ordinary shares, and (ii) all of the Class A ordinary shares then beneficially owned by Mr. William Wei Huang, the founder, chairman and chief executive officer, or entities controlled by him, were converted into an equal number of Class B ordinary shares. All options, regardless of grant date, entitle their holders to receive the equivalent number of Class A ordinary shares once the conditions to vesting and exercise of such share-based compensation awards have been met. Class A ordinary shares and Class B ordinary shares carry equal rights, generally rank pari passu with one another and are entitled to one vote per share at general meetings of shareholders, except for only the following matters at general meetings of shareholders, with respect to which Class B ordinary shares are entitled to 20 votes per share: (i) the election of a simple majority, or six, of our directors; and (ii) any change to our articles of association that would adversely affect the rights of Class B shareholders. With respect to any other matters at general meetings of our shareholders, each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to one vote. For so long as there are Class B ordinary shares outstanding, the holders of Class B ordinary shares will also have the right to nominate one less than a simple majority, or five, of the directors to our board of directors, which directors shall be subject to the voting arrangements described above. Class B ordinary shares are convertible into Class A ordinary shares, and will automatically convert into Class A ordinary shares under certain circumstances. Any Class A ordinary shares which Class B shareholders acquire, including upon the exercise of options, will be converted into Class B ordinary shares.

On November 7, 2016 and December 6, 2016, the Company successfully completed its IPO of 19,250,000 ADS (or 154,000,000 Class A ordinary shares) and the underwriters exercised their option to purchase 820,735 additional ADSs (or 6,565,880 Class A ordinary shares), each representing eight of its Class A ordinary shares. Upon completion of the IPO, 349,087,677 preferred shares were automatically converted into 349,087,677 Class A ordinary shares on a one-to-one basis. In addition, an aggregate 31,490,164 Class A ordinary shares were issued to the holders of the preferred shares as a portion of settlement of total preference shares dividend (note 14).

In October 2017, the Company issued 64,257,028 Class A ordinary shares to CyrusOne Inc., a third-party investor, at the price of $1.55625 per share.

In November 2017, the bond holders of the Convertible Bonds due 2019, exercised the right to convert 100% of the principal amount of the bonds, together with the Accrued Interest thereon into 97,870,263 newly issued Class A ordinary shares at the conversion price of $1.675262 pursuant to the terms of the bonds (note 10).

On January 26, 2018, the Company completed a public offering in which the Company offered and sold 8,000,000 ADSs (or 64,000,000 Class A ordinary shares), and SBCVC Holdings Limited ("SBCVC"), one of the Company's principal shareholders, sold 3,000,000 ADSs (or 24,000,000 Class A ordinary shares), at a price of US$26.00  per ADS. On January 29, 2018, the underwriters exercised their option to purchase from the Company and SBCVC additional 225,000 ADSs (or 1,800,000 Class A ordinary shares) and 1,425,000  ADSs (or 11,400,000  Class A ordinary shares), respectively. The Company raised a total of US$202,696 (RMB1,283,308) in proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs.

As of December 31, 2018, the Company’s outstanding share capital consisted of 939,479,307 Class A ordinary shares and 67,590,336 Class B ordinary shares.